UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

     /s/ William G. Butterly, III     New York, NY     February 17, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $51,474 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12637                      Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      535    16250 SH       DEFINED                 16250        0        0
AQUA AMERICA INC               COM              03836W103     1086    52725 SH       DEFINED                 52725        0        0
CALGON CARBON CORP             COM              129603106      654    42590 SH       DEFINED                 42590        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      516    11120 SH       DEFINED                 11120        0        0
CASCAL N V                     COM              N1842P109      203    50500 SH       DEFINED                 50500        0        0
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102     2318    95800 SH       DEFINED                 95800        0        0
DANAHER CORP DEL               COM              235851102     5629    99450 SH       DEFINED                 99450        0        0
DIONEX CORP                    COM              254546104      884    19700 SH       DEFINED                 19700        0        0
ECOLAB INC                     COM              278865100     1913    54445 SH       DEFINED                 54445        0        0
IDEX CORP                      COM              45167R104     2391    99000 SH       DEFINED                 99000        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103      587    29800 SH       DEFINED                 29800        0        0
ITRON INC                      COM              465741106     4826    75700 SH       DEFINED                 75700        0        0
ITT CORP NEW                   COM              450911102     5590   121550 SH       DEFINED                121550        0        0
LAYNE CHRISTENSEN CO           COM              521050104      344    14300 SH       DEFINED                 14300        0        0
LINDSAY CORP                   COM              535555106      353    11100 SH       DEFINED                 11100        0        0
MUELLER WTR PRODS INC          COM SER B        624758207     1601   189740 SH       DEFINED                189740        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1614   139800 SH       DEFINED                139800        0        0
PALL CORP                      COM              696429307     4716   165900 SH       DEFINED                165900        0        0
PENTAIR INC                    COM              709631105      870    36800 SH       DEFINED                 36800        0        0
ROBBINS & MYERS INC            COM              770196103      223    13800 SH       DEFINED                 13800        0        0
ROPER INDS INC NEW             COM              776696106     4469   102973 SH       DEFINED                102973        0        0
STANTEC INC                    COM              85472N109     1343    55050 SH       DEFINED                 55050        0        0
SUNOPTA INC                    COM              8676EP108      209   132800 SH       DEFINED                132800        0        0
TETRA TECH INC NEW             COM              88162G103      702    29085 SH       DEFINED                 29085        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4714   138350 SH       DEFINED                138350        0        0
TORO CO                        COM              891092108      423    12850 SH       DEFINED                 12850        0        0
URS CORP NEW                   COM              903236107     1312    32200 SH       DEFINED                 32200        0        0
VALMONT INDS INC               COM              920253101     1361    22175 SH       DEFINED                 22175        0        0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103       88    14500 SH       DEFINED                 14500        0        0